Eaton Vance

South Carolina Municipal Income Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 93.8%

Security	Principal Amount (000’s omitted)	Value
Education — 9.5%
Clemson University, 5.00%, 5/1/26	$2,000	$2,479,160
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,726,989
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	630,144
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,291,100
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,242,740
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/32	590	720,461
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/44	1,000	1,180,620
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,790,970
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	656,208

		$14,718,392

Electric Utilities — 2.5%
Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$283,235
Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,174,360
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,424,740

		$3,882,335

Escrowed/Prerefunded — 8.5%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,003,950
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,011,850
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,779,398
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,045,157
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,726,575
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/29	450	490,784

		$13,057,714

General Obligations — 23.2%
Aiken County Consolidated School District, 4.00%, 4/1/37	$1,500	$1,822,395
Aiken County Consolidated School District, 5.00%, 3/1/25	2,020	2,425,556
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,428,700
Charleston County School District, 5.00%, 5/12/21	2,000	2,043,080
Charleston County, 4.00%, 11/1/26	1,500	1,765,260
Charleston County, 4.00%, 11/1/31	1,500	1,907,955
Colleton County School District, 5.00%, 3/1/25	1,060	1,271,831
Gainesville School District, GA, 4.00%, 11/1/33	700	889,350
Georgetown County School District, 4.00%, 3/1/33	1,000	1,199,540
Hilton Head Island, 4.00%, 3/1/23	605	657,006
Hilton Head Island, 4.00%, 3/1/25	565	655,620
Horry County School District, 5.00%, 3/1/24	1,500	1,731,015
Horry County School District, 5.00%, 3/1/25	1,500	1,794,135
Lancaster County School District, 4.00%, 3/1/30	1,500	1,785,045

Security	Principal Amount (000’s omitted)	Value
Lexington County School District No. 1, 5.00%, 2/1/26	$1,060	$1,316,382
Oconee County School District, 5.00%, 3/1/25	1,000	1,199,840
Richland County School District No. 2, 3.00%, 3/1/32	1,200	1,382,748
Richland County School District No. 2, 4.00%, 3/1/32	2,000	2,472,740
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	613,431
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	202,851
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	733,936
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,278,591
Spartanburg County School District No. 7, 5.00%, 3/1/40	1,000	1,287,830

		$35,864,837

Hospital — 11.5%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,716,600
Greenville Health System, 5.00%, 5/1/31	1,500	1,671,705
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,079,967
Lexington County Health Services District, Inc., (Lexington Medical Center), 4.00%, 11/1/31	1,125	1,305,956
Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	600	748,884
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,906,000
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	1,000	1,147,740
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00%, 12/1/46	1,000	1,261,670
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.00%, 11/1/48	1,500	1,797,480
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,811,730
Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,349,500

		$17,797,232

Industrial Development Revenue — 1.2%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,797,638

		$1,797,638

Insured-Electric Utilities — 4.7%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$1,074,228
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,135,275
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,433,700
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,524,672
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	1,010,040

		$7,177,915

Insured-Lease Revenue/Certificates of Participation — 2.4%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,013,190
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,126,220
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,494,362

		$3,633,772

Insured-Transportation — 1.0%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,360	$1,620,086

		$1,620,086

Security	Principal Amount (000’s omitted)	Value
Insured-Utilities — 3.0%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,268,790
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,770,240
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	585,165

		$4,624,195

Lease Revenue/Certificates of Participation — 7.0%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,209,297
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	544,875
Charleston Educational Excellence Financing Corp., (Charleston County School District), Prerefunded to 12/1/23, 5.00%, 12/1/30(1)	3,875	4,420,522
Charleston Educational Excellence Financing Corp., (Charleston County School District), Prerefunded to 12/1/23, 5.00%, 12/1/30	2,000	2,281,560
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,137,090
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,137,410

		$10,730,754

Other Revenue — 1.4%
Patriots Energy Group Financing Agency, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,207,740

		$2,207,740

Senior Living/Life Care — 1.8%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,136,230
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	629,201
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	697,427
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	297,489

		$2,760,347

Special Tax Revenue — 1.0%
Hilton Head Island, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	$400	$484,868
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,132,800

		$1,617,668

Student Loan — 0.3%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$535	$535,332

		$535,332

Transportation — 4.0%
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/34	$1,000	$1,184,280
South Carolina Ports Authority, (AMT), 5.00%, 7/1/34	1,355	1,710,837
South Carolina Ports Authority, (AMT), 5.00%, 7/1/43	1,450	1,746,409
South Carolina Transportation Infrastructure Bank, 0.549%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(2)	1,490	1,483,071

		$6,124,597

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 10.8%
Beaufort-Jasper Water and Sewer Authority, 4.00%, 3/1/36	$1,000	$1,203,120
Charleston, Waterworks and Sewer System Revenue, 5.00%, 1/1/29	1,550	1,961,386
Charleston, Waterworks and Sewer System Revenue, 5.00%, 1/1/37	1,000	1,339,890
Charleston, Waterworks and Sewer System Revenue, 5.00%, 1/1/38	1,500	2,004,255
Columbia, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,420,580
Columbia, Waterworks and Sewer System Revenue, 5.00%, 2/1/49	1,000	1,268,710
Lexington, Waterworks and Sewer System Revenue, 4.00%, 4/1/45	1,000	1,194,530
Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,236,230
North Charleston Sewer District, 2.00%, 1/1/29	500	500,490
Richland County, Utility System Revenue, 4.00%, 3/1/36	900	1,101,852
Richland County, Utility System Revenue, 4.00%, 3/1/38	630	763,346
Richland County, Utility System Revenue, 4.00%, 3/1/39	330	398,798
Startex-Jackson-Wellford-Duncan Water District, 4.00%, 4/1/33	475	576,384
Startex-Jackson-Wellford-Duncan Water District, 4.00%, 4/1/35	250	301,758
Startex-Jackson-Wellford-Duncan Water District, 5.00%, 4/1/31	265	352,288

		$16,623,617

Total Tax-Exempt Municipal Securities — 93.8% (identified cost $135,402,283)		$144,774,171

Taxable Municipal Securities — 2.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.0%
Alvarado Independent School District, TX, (PSF Guaranteed), 2.368%, 2/15/41	$1,505	$1,527,966

		$1,527,966

Lease Revenue/Certificates of Participation — 0.7%
Florence Public Facilities Corp., 3.086%, 11/1/40	$1,000	$1,028,810

		$1,028,810

Student Loan — 0.8%
South Carolina Student Loan Corp., 3.593%, 12/1/39	$1,250	$1,292,188

		$1,292,188

Total Taxable Municipal Securities — 2.5% (identified cost $3,755,000)		$3,848,964

Total Investments — 96.3% (identified cost $139,157,283)		$148,623,135

Other Assets, Less Liabilities — 3.7%		$5,645,715

Net Assets — 100.0%		$154,268,850

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2020, 11.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 4.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2020.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at November 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$144,774,171	$—	$144,774,171
Taxable Municipal Securities	—	3,848,964	—	3,848,964
Total Investments	$—	$148,623,135	$—	$148,623,135

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.